Earnings Per Common Share (Narrative Disclosures) (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Average anti-dilutive employee share based awards	54,000	146,979	120,502	145,526